Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended																		2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 17, 2021	Jun. 04, 2020	Oct. 31, 2023 shares	Aug. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 shares	Oct. 31, 2021 shares	Aug. 31, 2021 shares	Jun. 30, 2021 shares	Feb. 28, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2024 Vote $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2024 Vote $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2023 item $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Jun. 07, 2024 shares	Jun. 06, 2024 shares	Mar. 01, 2022 USD ($)
Sale Of Stock [Line Items]
Common stock, shares authorized											8,333,333											16,666,667						16,666,667		8,333,333	8,333,333	8,333,333	8,333,333	8,333,333		16,666,667	8,333,333
Common stock, par value | $ / shares											$ 0.001											$ 0.001						$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized											5,000,000											5,000,000						5,000,000		5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value | $ / shares											$ 0.001											$ 0.001						$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued											4,483,112											4,750,553						4,750,553		4,540,059	4,540,059	4,540,059	4,540,059	4,483,112
Common stock, shares outstanding											4,483,112											4,750,553						4,750,553		4,540,059	4,540,059	4,540,059	4,540,059	4,483,112
Preferred stock, shares issued											0											0						0		0	0	0	0	0
Preferred stock, shares outstanding											0											0						0		0	0	0	0	0
Number of votes for each share of common stock																						1						1				1	1
Net proceeds from sales of common stock under open market sales agreement | $																													$ 1,117		$ 1,117
Regulatory Milestones [Member] | Vifor International Ltd. [Member]
Sale Of Stock [Line Items]
Common stock, shares issued																	273,533
Unsold Securities Under Shelf Registration Statement dated April 4, 2019 [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $															$ 154,525																							$ 154,500
Open Market Sales Agreement [Member] | Jeffries LLC [Member]
Sale Of Stock [Line Items]
Stock Sale Commission Percentage															3.00%
Common stock, shares issued																						0			32,240			0	32,240	32,240
Net proceeds from sales of common stock under open market sales agreement | $																									$ 1,117				$ 1,117		$ 1,117
Open Market Sales Agreement [Member] | Jeffries LLC [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $															$ 80,000
2022 Shelf Registration Statement [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $															$ 300,000																							$ 300,000
Common Stock
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares																						739	14,224	15,531	1,345	7,871	6,983			16,939				22,352	15,785
Common stock, shares issued																									32,340					32,240
Restricted Stock Units | 2014 Equity Incentive Plan [Member] | Director [Member] | June 2020
Sale Of Stock [Line Items]
Vesting period of awards granted		1 year
Restricted Stock Units | Common Stock | Board of Directors Chairman [Member] | June 2022
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares														990
Restricted Stock Units | Common Stock | Director [Member] | June 2022
Sale Of Stock [Line Items]
Restricted stock units, vested														3,600
Vesting period of awards granted														1 year
Restricted Stock Units | Common Stock | Director [Member] | June 2021
Sale Of Stock [Line Items]
Vesting period of awards granted																			1 year
Shares issued upon vesting of restricted stock units, shares																			3,000
Restricted Stock Units | Common Stock | Former Chief Executive Officer [Member] | June 2022
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares														2,833
Performance Restricted Stock Units [Member] | Common Stock
Sale Of Stock [Line Items]
Restricted stock units, vested																						0			0			11,708	0
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | December 2022
Sale Of Stock [Line Items]
Restricted stock units, vested											2,184
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | March 2022
Sale Of Stock [Line Items]
Restricted stock units, vested															3,167
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | August 2021
Sale Of Stock [Line Items]
Restricted stock units, vested																		3,667
Performance Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February and March 2021
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares																					6,396
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Executive Officers [Member] | December 2021
Sale Of Stock [Line Items]
Restricted stock units, vested											2,184																			0
Vesting period of awards granted	18 months
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Executive Officers [Member] | March 2021
Sale Of Stock [Line Items]
Restricted stock units, vested								1,333
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | October 2021
Sale Of Stock [Line Items]
Restricted stock units, vested												2,958																		2,958
Time-based Restricted Stock Units [Member] | 2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | October 2022
Sale Of Stock [Line Items]
Restricted stock units, vested												2,958
Time-based Restricted Stock Units [Member] | Common Stock
Sale Of Stock [Line Items]
Restricted stock units, vested																						740			1,345			18,786	16,199
Time-based Restricted Stock Units [Member] | Common Stock | Director [Member] | June 2022
Sale Of Stock [Line Items]
Restricted stock units, vested						4,948
Vesting period of awards granted						1 year
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February 2022
Sale Of Stock [Line Items]
Restricted stock units, vested									3,577
Vesting period of awards granted									3 years							3 years
Shares issued upon vesting of restricted stock units, shares																2,722
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | March 2022
Sale Of Stock [Line Items]
Vesting period of awards granted															3 years
Shares issued upon vesting of restricted stock units, shares															3,273
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February 2021
Sale Of Stock [Line Items]
Vesting period of awards granted																				3 years
Shares issued upon vesting of restricted stock units, shares																				2,722
Time-based Restricted Stock Units [Member] | Common Stock | Executive Officers [Member] | February 2020
Sale Of Stock [Line Items]
Restricted stock units, vested									1,333
Vesting period of awards granted									3 years
Time-based Restricted Stock Units [Member] | Common Stock | Interim Principal Financial and Accounting Officer [Member] | September 2022
Sale Of Stock [Line Items]
Restricted stock units, vested													625
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | October 2021
Sale Of Stock [Line Items]
Restricted stock units, vested			740		740		740			740
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | October 2022
Sale Of Stock [Line Items]
Restricted stock units, vested				606
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | December 2021
Sale Of Stock [Line Items]
Restricted stock units, vested						2,183
Time-based Restricted Stock Units [Member] | Common Stock | Chief Executive Officer [Member] | March 2021
Sale Of Stock [Line Items]
Restricted stock units, vested								1,333
Vesting period of awards granted								3 years